Note 30 Commitments and guarantees given (Details) - EUR (€) € in Millions		Jun. 30, 2023	Dec. 31, 2022
Financial guarantees and other commitments [Line Items]
Memorandum loan commitments given		€ 155,009	€ 136,920
Memorandum financial guarantees given		16,007	16,511
Memorandum other commitments given		39,561	39,137
Total Loan commitments and financial guarantees		210,578	192,568
Of which impaired [Member]
Financial guarantees and other commitments [Line Items]
Memorandum loan commitments given		164	177
Memorandum financial guarantees given	[1]	233	281
Memorandum other commitments given	[1]	672	689
Central banks [Member]
Financial guarantees and other commitments [Line Items]
Memorandum loan commitments given		162	0
Memorandum financial guarantees given		0	0
Memorandum other commitments given		0	0
Government [member]
Financial guarantees and other commitments [Line Items]
Memorandum loan commitments given		2,410	3,031
Memorandum financial guarantees given		173	96
Memorandum other commitments given		304	215
Banks [Member]
Financial guarantees and other commitments [Line Items]
Memorandum loan commitments given		27,971	15,407
Memorandum financial guarantees given		430	475
Memorandum other commitments given		3,976	4,134
Other financial corporations [Member]
Financial guarantees and other commitments [Line Items]
Memorandum loan commitments given		5,962	5,895
Memorandum financial guarantees given		1,311	1,263
Memorandum other commitments given		1,897	1,758
Non financial corporations [Member]
Financial guarantees and other commitments [Line Items]
Memorandum loan commitments given		67,741	68,120
Memorandum financial guarantees given		13,951	14,541
Memorandum other commitments given		33,211	32,858
Households [Member]
Financial guarantees and other commitments [Line Items]
Memorandum loan commitments given		50,763	44,467
Memorandum financial guarantees given		142	135
Memorandum other commitments given		€ 174	€ 171

[1]	(1) Impaired financial guarantees given amounted to €905 and €970 million, respectively, as of June 30, 2023 and December 31, 2022, respectively.